Shareholder Report, Average Annual Return (Details) 74200027300_Templeton Global Bond VIP Fund_Class 4_TSR Annual {Class 4}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 4
Average Annual Return, Percent	15.56%	(1.05%)	(0.25%)
Bloomberg Global Aggregate Index[Member] [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
JP Morgan Global Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Global Government Bond Index
Average Annual Return, Percent	6.56%	(3.74%)	0.35%
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	7.55%	(3.53%)	0.54%